Financial Risk Management - Additional Information (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019 TRY (₺)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TRY (₺)
Statement [line items]
Guarantees outstanding | ₺	₺ 3,323,318		₺ 4,988,580
Deposits at call | ₺	₺ 632,022		₺ 587,007
Cash flow hedges [member] | Currency swap contract [member]
Statement [line items]
Borrowings interest rate basis	6 month USD LIBOR
Hedging instrument nominal amount | $		$ 65,338
Floating interest rate [member]
Statement [line items]
Debt instrument notional amount | $		$ 65,338
Description of the maturity period of borrowings	7 Year
Alternative benchmark rate [Member]
Statement [line items]
Year of change in the interest rate basis	2022